Derivative instruments - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Counterparty default losses recorded	$ 0	$ 0
Non-derivative financial instruments designated as hedges of net investments in foreign subsidiaries were all long-term liabilities of BNY Mellon in various currencies	$ 175,000,000
Value-at-risk methodology assumed holding period for instruments	1 day
Value-at-risk methodology confidence level percentage	99.00%
Additional collateral The Bank of New York Mellon would have to post for existing collateral arrangements, if The Bank of New York Mellon had fallen below investment grade	$ 100,000,000	102,000,000
Foreign exchange contracts | Net investment hedging
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments, notional amount of derivative	$ 5,900,000,000.0
Foreign exchange contracts | Net investment hedging | Maximum
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedging derivatives, maturities, maximum	1 year
Foreign exchange contracts | Forecasted Foreign Currency
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Loss to be reclassified in next 12 months from AOCI to earnings	$ (1,000,000)
Foreign exchange contracts | Forecasted Foreign Currency | Cash flow hedges
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Original maturities, maximum, of hedged instruments	15 months
Hedged financial instruments, notional amount of derivative	$ 234,000,000
Loss recognized in accumulated OCI on derivatives	1,000,000
Securities available-for-sale
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments, notional amount of derivative	$ 19,437,000,000	12,365,000,000
Securities available-for-sale | Interest rate swap
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Original maturities, maximum, of hedged instruments	30 years
Hedged financial instruments	$ 19,200,000,000
Hedged financial instruments, notional amount of derivative	19,300,000,000.0
Securities available-for-sale | Foreign exchange contracts
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	147,000,000
Long-term debt
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	16,600,000,000
Hedged financial instruments, notional amount of derivative	$ 16,600,000,000	23,950,000,000
Long-term debt | Interest rate swap
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Original maturities, maximum, of hedged instruments	30 years
Hedged financial instruments, notional amount of derivative	$ 16,600,000,000.0
Original maturities, minimum, of hedged instruments	5 years
Not Designated as Hedging Instrument, Economic Hedge | Staff expense | Equity Swap
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Counterparty default losses recorded	$ 20,000,000
Derivative, gain on derivative		$ 26,000,000	$ 14,000,000